Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Document Period End Date	Dec. 31, 2014
Amortized cost and fair value of debt securities by contractual maturity
Due in one year or less, Amortized Cost	$ 229
Due from more than one to five years, Amortized Cost	10,210
Due from more than five to ten years, Amortized Cost	39,438
Due after ten years, Amortized Cost	12,868
Subtotal, Amortized Cost	62,745
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Amortized Cost	90,531
Total, Amortized Cost Basis	153,276
Due in one year or less, Fair Value	235
Due from more than one to five years, Fair Value	10,376
Due from more than five to ten years, Fair Value	40,646
Due after ten years, Fair Value	13,948
Subtotal, Fair Value	65,205
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Fair Value	90,018
Total, Fair Value	$ 155,223